ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Information On Cost Of Sales And Operating Expenses By Nature
Depreciation and impairment of property, plant and equipment, Cost of sales	R$ 3,661.8	R$ 3,939.4	R$ 3,552.5
Amortization of intangible assets, Cost of sales	23.6	17.4	13.2
Depreciation and impairment of property, plant and equipment, Distribution expenses	1,164.6	1,172.6	1,098.3
Amortization of intangible assets, Distribution expenses
Depreciation and impairment of property, plant and equipment, Commercial expenses	527.2	615.0	613.7
Amortization of intangible assets, Commercial expenses	194.4	206.7	148.6
Depreciation and impairment of property, plant and equipment, Administrative expenses	539.8	514.2	464.1
Amortization of intangible assets, Administrative expenses	718.4	622.9	524.8
Depreciation and impairment of property, plant and equipment	5,893.4	6,241.2	5,728.6
Amortization of intangible assets	936.4	847.0	686.6
Payroll and related benefits	2,944.6	2,796.1	2,629.6
Total payroll and related benefits	6,630.0	6,752.9	6,195.3
Remaining amount of cost of sales	R$ 36,234.1	R$ 36,862.2	R$ 33,096.3